Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Operating activities
Net loss for the year	$ (10,048)	$ (22,577)	$ (17,289)
Depreciation	4	38	40
Stock based compensation	1,371	1,415	1,006
Government grant expense recoveries (Note 7)	(748)	(700)	0
Warrant amendment (Note 12)	189	0	0
Unrealized foreign exchange	(1,072)	121	267
Accrued interest	(416)	(37)	(15)
Change in fair value of warrant derivative (Note 12)	(4,347)	0	0
Other receivables and deposits	1,231	(392)	(1,612)
Accounts payable and accrued liabilities	1,179	(1,452)	2,292
Net cash flows from (used in) operating activities	(12,657)	(23,584)	(15,311)
Investing activities
Acquisition of marketable securities	0	(10,000)	(10,000)
Disposition of marketable securities	0	20,050	15,013
Net cash flows from (used in) investing activities	0	10,050	5,013
Financing activities
Repayment of lease liabilities	0	(37)	(39)
Issuance of share capital and warrants on public offering, net of issuance costs (Note 9)	23,912	0	0
Issuance of share capital, net of issuance costs (Note 9)	848	3,509	11,411
Warrant and option exercises (Notes 10 and 11)	0	406	6,884
Net cash flows from (used in) financing activities	24,760	3,878	18,256
Effect of foreign exchange on cash	958	(184)	(281)
Net increase (decrease) in cash	13,061	(9,840)	7,677
Cash, beginning of year	20,535	30,375	22,698
Cash, end of year	33,596	20,535	30,375
Other non-cash transactions
Broker warrants issued	$ 0	$ 0	$ 69